Right-of-Use Asset (Tables)	12 Months Ended
Jun. 30, 2023
Right-of-Use Asset [Abstract]
Schedule of Right-of-Use Asset
	Land – Farms	Buildings and improvements	Vehicles and Agricultural Machinery	Right-of-use Total
At June 30, 2022
Opening balance	75,876	1,225	2,931	80,032
New contracts	61,594	411	1,942	63,947
(-) Depreciation	(24,368)	(539)	(1,776)	(26,683)
Exchange rate variation	641	3	14	658
Ending balance, net	113,743	1,100	3,111	117,954
At June 30, 2022
Total cost	181,188	2,471	8,508	192,167
Cumulative depreciation	(67,445)	(1,371)	(5,397)	(74,213)
Ending balance, net	113,743	1,100	3,111	117,954
At June 30, 2023
Opening balance	113,743	1,100	3,111	117,954
New contracts	75,069	371	2,692	78,132
(-) Depreciation	(31,413)	(512)	(2,174)	(34,099)
Exchange rate variation	(737)	(8)	(11)	(756)
Ending balance, net	156,662	951	3,618	161,231
At June 30, 2023
Total cost	255,520	2,834	11,189	269,543
Cumulative depreciation	(98,858)	(1,883)	(7,571)	(108,312)
Ending balance, net	156,662	951	3,618	161,231
Annual depreciation rates (weighted average) - %	10	3	7